Document and Entity Information	Nov. 15, 2023
Cover [Abstract]
Entity Registrant Name	THOR INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000730263
Document Type	8-K
Document Period End Date	Nov. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-9235
Entity Tax Identification Number	93-0768752
Entity Address, Address Line One	601 East Beardsley Avenue
Entity Address, City or Town	Elkhart
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46514-3305
City Area Code	(574)
Local Phone Number	970-7460
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par value $.10 Per Share)
Trading Symbol	THO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false